Other Long Term Assets (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Licenses	$ 10,000	$ 10,000	$ 10,000
Security Deposits	6,597	6,597	14,256
Other receivables	4,135	4,135	4,135
Investment in subsidiaries	100	100	100
Total other assets	$ 20,832	$ 20,832	$ 28,491